Certain Relationships and Related Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Aug. 04, 2011	Sep. 30, 2013	Feb. 01, 2013	Nov. 19, 2013
Related Party debt	$ 2,700,000		$ 2,700,000	$ 60,000			$ 60,000
Share purchase agreement, amount			8,000
Accrued royalty	7,077			714,400			714,400
Interest expense	(683,941)	(43,918)	1,290,289	17,048,519
Conversion of principal and interest				20,733,119
Shares issued upon conversion of debt	16,053	1,828,283	16,907	1,894,283
Monthly services fee	60,612
Related Party Loans 1 [Member]
Original debt amount				500,000
Debt discount				500,000
Shares issued upon conversion of debt				111,112
Convert Debenture 1 [Member]
Original debt amount					500,000
Convert Debenture 1 [Member]
Interest rate					8.00%
Debt discount				110,556
Shares issued upon conversion of debt				117,784
Share price, shares issued upon conversion of debt				$ 4.50			$ 4.50
Convert Debenture 2 [Member]
Original debt amount					200,000
Interest rate					8.00%
Debt discount				442,222
Shares issued upon conversion of debt				472,548
Share price, shares issued upon conversion of debt				$ 4.50			$ 4.50
Minimum [Member]
Monthly services fee	4,500
Minimum [Member] | Related Party Loans 1 [Member]
Share price, shares issued upon conversion of debt				$ 4.50			$ 4.50
Maximum [Member] | Related Party Loans 1 [Member]
Share price, shares issued upon conversion of debt				$ 11.00			$ 11.00
Borinquen [Member]
Related Party debt								16,700,000
Share purchase agreement, shares						310,000
Share purchase agreement, per share price						$ 16.40
Share purchase agreement, amount						5,084,000
Royalty rate						20.00%
Repurchase of royalty							11,616,984
Accrued royalty								1,383,106
Repurchase of royalty and accrued royalty interest							13,000,000
Loan for operating capital							3,700,000
Debt discount							14,296,296
Interest expense							605,281
Conversion of principal and interest							17,576,627
Shares issued upon conversion of debt							3,905,917
Share price, shares issued upon conversion of debt				$ 4.50			$ 4.50
Paranet [Member]
Monthly services fee			61,223	8,552
Paranet [Member] | Minimum [Member]
Monthly services fee			4,500
Sapinda Asia 1 [Member]
Borrowings maximum								1,200,000
Related Party debt			1,200,000					1,200,000
Interest rate, unborrowed funds								3.00%
Interest rate								10.00%
Accrued interest				23,868			23,868
Sapinda Asia 2 [Member]
Related Party debt			1,500,000						1,500,000
Interest rate									8.00%
Accrued interest			43,726
Tetra House [Member]
Borrowings maximum	25,000,000		25,000,000
Related Party debt	$ 25,000,000		$ 25,000,000
Interest rate	8.00%		8.00%
Arrangement fee			3.00%